Share-based compensation - Summary of Classification of Stock-based Compensation in Consolidated Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expense From Share Based Payment Transactions Alternative [Line Items]
Expense from share-based payment transactions with employees	$ (16,971)	$ (19,685)	$ (12,753)
Subscription Cost [Member]
Expense From Share Based Payment Transactions Alternative [Line Items]
Expense from share-based payment transactions with employees	(200)	(205)	(502)
Services Cost [Member]
Expense From Share Based Payment Transactions Alternative [Line Items]
Expense from share-based payment transactions with employees	(524)	(464)	(156)
General And Administrative [Member]
Expense From Share Based Payment Transactions Alternative [Line Items]
Expense from share-based payment transactions with employees	(8,371)	(7,254)	(4,366)
Sales And Marketing [Member]
Expense From Share Based Payment Transactions Alternative [Line Items]
Expense from share-based payment transactions with employees	(3,992)	(4,382)	(2,885)
Research And Development [Member]
Expense From Share Based Payment Transactions Alternative [Line Items]
Expense from share-based payment transactions with employees	$ (3,884)	$ (7,380)	$ (4,844)